Organization - Additional Information (Detail) $ / shares in Units, ft² in Millions, $ in Millions					1 Months Ended	12 Months Ended
	Mar. 20, 2025 $ / shares	Mar. 12, 2025 $ / shares	Dec. 30, 2021 Storagefacility	Jan. 31, 2014 USD ($)	Jan. 31, 2017 USD ($) shares	Dec. 31, 2024 ft² State StorageUnit StorageFacility Property $ / shares shares	May 14, 2024 shares	Jan. 15, 2024 $ / shares	Dec. 31, 2023 $ / shares shares	Nov. 30, 2016 USD ($)
Organization And Nature Of Operations [Line Items]
Date of formation of company						Jan. 08, 2013
Number of self storage facilities			2			161
Number of states located for self storage facilities | State						19
Shares issuable pursuant to distribution reinvestment plan | $				$ 95.0
Stockholders equity reverse stock split	one-for-four
Description of issuance and rounded up of stockholders equity reverse stock split	reverse stock and OP Unit split, every four shares of our common stock and every four OP Units have been automatically changed into one issued and outstanding share of common stock or OP Unit, as applicable, rounded to the nearest 1/1000th share or OP Unit.
Common Stock, par value | $ / shares	$ 0.001
Advisor, SS Toronto REIT Advisors, Inc., and SS Growth Advisor, LLC.
Organization And Nature Of Operations [Line Items]
Percentage of limited partnership interests						88.00%
SAM and Affiliates
Organization And Nature Of Operations [Line Items]
Percentage of Joint venture minority ownership						12.00%
Distribution Reinvestment Plan
Organization And Nature Of Operations [Line Items]
Common stock, value authorize | $										$ 100.9
Description for termination of offering						The DRP Offering may be terminated at any time upon 10 days’ prior written notice to stockholders.
Primary Offering
Organization And Nature Of Operations [Line Items]
Initial public offering commenced period description						We commenced our initial public offering in January 2014
Maximum | Primary Offering
Organization And Nature Of Operations [Line Items]
Common stock, value authorize | $				$ 1,000.0
Class A Common stock
Organization And Nature Of Operations [Line Items]
Additional shares authorised						350,000,000			350,000,000
Common Stock, par value | $ / shares						$ 0.001			$ 0.001
Class A Common stock | Subsequent Event
Organization And Nature Of Operations [Line Items]
Estimated value per common share | $ / shares		$ 58
Class A Common stock | Distribution Reinvestment Plan
Organization And Nature Of Operations [Line Items]
Additional shares authorised							1,125,000
Number of shares issued in offering						2,600,000
Class A Common stock | Current Distribution Reinvestment Plan
Organization And Nature Of Operations [Line Items]
Number of shares issued in offering						137,000
Class A Common stock | Common Stock | Primary Offering
Organization And Nature Of Operations [Line Items]
Number of shares issued in offering					12,000,000
Gross proceeds from issuance of common stock | $					$ 493.0
Class T Common stock
Organization And Nature Of Operations [Line Items]
Additional shares authorised						350,000,000			350,000,000
Common Stock, par value | $ / shares						$ 0.001			$ 0.001
Class T Common stock | Subsequent Event
Organization And Nature Of Operations [Line Items]
Estimated value per common share | $ / shares		58
Class T Common stock | Distribution Reinvestment Plan
Organization And Nature Of Operations [Line Items]
Additional shares authorised							125,000
Number of shares issued in offering						300,000
Class T Common stock | Current Distribution Reinvestment Plan
Organization And Nature Of Operations [Line Items]
Number of shares issued in offering						16,000
Class T Common stock | Common Stock | Primary Offering
Organization And Nature Of Operations [Line Items]
Number of shares issued in offering					2,000,000
Gross proceeds from issuance of common stock | $					$ 73.0
Class A and Class T Common Stock
Organization And Nature Of Operations [Line Items]
NAV per share | $ / shares								$ 61
Class A and Class T Common Stock | Subsequent Event
Organization And Nature Of Operations [Line Items]
NAV per share | $ / shares		$ 58
Managed REITS
Organization And Nature Of Operations [Line Items]
Number of properties owned by Managed REITs which is operated by the company | Property						37
Number of self storage units | StorageUnit						29,000
Net rentable area, primarily self storage space | ft²						3.2